Share-based compensation	12 Months Ended
Dec. 31, 2014
Share-based compensation.
Share-based compensation

18. Share-based compensation

(1)    Share Incentive Plan

        On September 6, 2006, the board of directors of the Company approved the Pre-IPO Share Incentive Plan, which was subsequently supplemented and revised by obtaining the approval from the board of directors of the Company on June 19, 2007. According to the revised Share Incentive Plan, 32,145,000 Class B ordinary shares were reserved to be issued to any qualified employees, as determined by the Board. On July 4, 2008, the Company's shareholders approved the amendment to the Share Incentive Plan by changing the option expiry date to the earlier of (i) termination of service with the Company, or (ii) the tenth anniversary of the grant date, unless an earlier time is set in the option award agreement. The amendment applies to share options granted after July 4, 2008.

        On February 28, 2009, the Company's shareholders approved an amendment to the share incentive plan that effectively increased the number of Class B ordinary shares authorized for issuance under the share incentive plan by 10,000,000. On November 14, 2009, the Company's shareholders approved a further amendment to the share incentive plan that increased the number of Class B ordinary shares authorized for issuance under the share incentive plan to 44,645,000. In addition, the option expiry date was changed to the earlier of (i) the tenth anniversary of the grant date, unless an earlier time is set in the option award agreement, (ii) three months after the termination of service with the Company other than for disability or death, or (iii) one year after the termination of service with the Company due to disability or death. The amendment applies to share options granted after November 14, 2009.

        On August 14, 2010, the Company's shareholders approved a 2010 Share Incentive Plan, under which 30,000,000 Class B ordinary shares have been reserved for future issuance.

        On November 22, 2013, the Company's shareholders approved a 2013 Share Incentive Plan, under which 2% of the total number of Class B ordinary shares outstanding as of November 22, 2013, the date when this plan was approved by the Company's board of directors, 5,024,818 shares have been reserved in the award pool for future issuance.

        Starting January 1, 2015, the award pool will be increased by a number on the first day of each year equal to 2% of the then total number of Class B ordinary shares outstanding, provided that at no time the unissued shares reserved in the award pool immediately after such annual increase shall exceed 5% of the then total number of Class B ordinary shares outstanding.

(2)    Share Options

Service-based share options

        The Company granted 4,615,000, 12,700,000 and 200,000 service-based share options to its officers (including directors) and employees for the years ended December 31, 2012, 2013 and 2014, respectively. These awards generally vest over a four-year term, the vesting schedule of each share option award is determined by the board of directors.

        Share-based compensation expenses related to service-based share options of RMB60,985,488, RMB69,852,854 and RMB46,382,853 were recognized in the Consolidated Statements of Income and Comprehensive Income for the years ended December 31, 2012, 2013 and 2014, respectively. The unamortized compensation costs related to unvested awards not yet recognized were RMB57,758,897 as of December 31, 2014, adjusted for estimated forfeitures, and the weighted average period over which it would be recognized was 2.25 years.

        The summary of service-based share options activities under the Share Incentive Plan as of December 31, 2014, and changes during the year is presented below:

Options	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
		US$		US$
Outstanding as of January 1, 2014	25,927,910	2.96	3.31	24,253,925
Granted	200,000
Exercised	(1,204,490)
Forfeited or cancelled	(1,723,895)

Outstanding as of December 31, 2014	23,199,525	2.95	2.39	15,242,323

Vested and expected to vest as of December 31, 2014	22,431,529	2.99	2.36	14,534,499
Exercisable as of December 31, 2014	13,067,655	3.49	1.78	5,904,270

        No option expired during years ended December 31, 2012, 2013 and 2014.

        The weighted-average grant date fair value of options granted during the years ended December 31, 2012, 2013 and 2014 were RMB4.80 (US$0.76), RMB5.95 (US$0.96) and RMB15.12 (US$2.46) per option, respectively.

        The total intrinsic value of options exercised during the years ended December 31, 2012, 2013 and 2014 were RMB133,116,835, RMB19,681,115 and RMB16,487,975, respectively. The intrinsic value is calculated as the difference between the closing price of the Company's stock on the date of exercise and the exercise price of the options. The Company expects to issue new ordinary shares to satisfy share option exercises.

        The estimated fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing method with the following assumptions:

	For the years ended December 31,
	2012	2013	2014
Risk-free interest rates (%)(1)	0.47%	0.56% - 0.66%	1.16%
Expected life (in years)(2)	3.64	3.63 - 3.64	3.62
Expected dividend yield (%)(3)	3.64%	3.78%	1.67%
Expected volatility (%)(4)	62.61%	57.11% - 57.71%	55.30%
(1)	The risk-free interest rate is based on the U.S. treasury yield for a term consistent with the expected life of the awards.
(2)

The expected life of share options granted with service condition is based on the Company's estimation considering historical exercise patterns, which the Company believes are representative of future behavior.

(3)	The dividend yield rate is based on historical dividend yield adjusted for management's expectations on future dividend yields.
(4)

The Company estimates the volatility of its common stock at the date of grant based on the historical volatility of the Company's ordinary shares over the respective expected term preceding the grant date.

Performance-based share options

        Performance-based awards are generally vested over a four-year term. The performance goals and vesting schedule of these awards are determined by the board of directors. For those awards, an evaluation is made each quarter as to the likelihood of performance criteria being met. Compensation expenses are then adjusted to reflect the number of shares expected to vest to date. No performance-based options granted during the years ended December 31, 2012, 2013 and 2014.

        Share-based compensation expenses related to performance-based share options of RMB10,159,104, RMB6,040,216 and RMB1,305,230 were recognized in the Consolidated Statements of Income and Comprehensive Income for the years ended December 31, 2012, 2013 and 2014, respectively. The unamortized compensation costs related to the unvested awards not yet recognized were RMB46,791 as of December 31, 2014, adjusted for estimated forfeitures and expected to vest performance-based options, and weighted average period over which it would be recognized was 0.39 year.

        The summary of performance-based share options activities under the Share Incentive Plan as of December 31, 2014 and changes during the year is presented below:

Options	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
		US$		US$
Outstanding as of January 1, 2014	2,468,905	3.31	0.71	2,243,964
Granted	—
Exercised	(565,600)
Forfeited or cancelled	(60,110)

Outstanding as of December 31, 2014	1,843,195	3.79	0.49	893,680

Vested and expected to vest as of December 31, 2014	1,838,924	3.79	0.49	893,680
Exercisable as of December 31, 2014	1,804,980	3.76	0.46	918,511

        No option expired during the years ended December 31, 2012, 2013 and 2014.

        The total intrinsic value of options exercised during the years ended December 31, 2012, 2013 and 2014 were RMB26,389,075, RMB39,472,482 and RMB8,185,565, respectively. The intrinsic value is calculated as the difference between the closing price of the Company's stock on the date of exercise and the exercise price of the options.

(3)    Share awards in a wholly controlled entity

        In 2013, the Company's board of directors approved a grant of restricted shares representing 30% equity interest of a wholly controlled entity of the Company to the management of the entity as an equity incentive. As of December 31, 2013, the restricted shares were fully vested and the compensation cost amounting to RMB21,450,000, which was measured at the grant date based on 30% of the fair value of the entity was recorded as expense accordingly. The fair market value of the entity was estimated by using a combination of the income approach and market approach.

(4)    Awards associated with R&D restructuring

        In 2014, the Company's board of directors approved a restructuring plan of its R&D teams, under which five New Entities have been formed. The Company holds 51% equity interests in these New Entities, and the remaining 49% of each of these five New Entities would be beneficially held by the Company's key R&D employees. The key R&D employees are required to work for the New Entities during requisite service periods of two or three years.

        In addition to the nominal amount of cash to register the New Entities, the Company contributed extra cash and certain intangible assets to the New Entities, thus effectively granted share awards of the New Entities to the R&D employees. Given that those entities were newly set up, the fair value of the share awards on grant date approximates 49% of the additionally contributed cash and intangible assets. The total compensation cost of RMB119.9 million would be amortized over the requisite service periods on a straight-line basis. Accordingly, approximately RMB3.8 million was recognized as share-based compensation expenses for the year ended December 31, 2014.